Long-Term Debt - Summary of Debt Obligations (Details) - USD ($) $ in Thousands	Jan. 02, 2021		Oct. 03, 2020	Dec. 28, 2019	Sep. 28, 2019
Debt Instrument [Line Items]
Total long-term debt	$ 809,093		$ 1,201,178	$ 1,215,820	$ 1,211,605
Less: current portion of long-term debt	(8,341)		(8,341)	(8,341)	(8,341)
Less: unamortized discount	(2,317)		(9,348)	(11,049)	(11,589)
Less: deferred financing charges	(3,041)		(3,939)	(4,874)	(5,182)
Long-term debt, net	$ 795,394		$ 1,179,550	1,185,256	1,186,493
ABL Credit Facility
Debt Instrument [Line Items]
Total long-term debt				6,300
Less: non current ABL Credit Facility				(6,300)
Effective Interest Rate	2.50%	[1]	1.89%
Term Loan Due on August 16, 2023
Debt Instrument [Line Items]
Total long-term debt	$ 809,093		$ 811,178	819,520	821,605
Effective Interest Rate	3.65%	[2]	3.65%
Senior Unsecured Notes Due on August 16, 2024
Debt Instrument [Line Items]
Total long-term debt			$ 390,000	$ 390,000	$ 390,000
Effective Interest Rate			9.50%

[1]	Carries interest at a specific margin of 0.75% and 1.00% with respect to Base Rate loans and between 1.75% and 2.00% with respect to Eurodollar Rate loans with a minimum LIBOR of 0.75%.
[2]	Carries interest at a specified margin over LIBOR of 3.50% with a minimum LIBOR of 0.00%.